LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Debt Instrument [Line Items]
Loans Payable to Bank	$ 15,939	$ 16,006
Less: current portion	(15,371)	(15,308)
Long-term bank loans	568	698
MYR-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	736	842
SGD-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	203	164
US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 15,000	$ 15,000